Other Current Assets - Additional Information (Detail) - Kutcho [member] $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021	Nov. 25, 2019 USD ($)	Nov. 25, 2019 CAD ($)
Disclosure Of Other Current Assets [Line Items]
Short term loan advanced stated interest rate	15.00%
Short term loan lent maturity date	Dec. 31, 2021
Maximum [member]
Disclosure Of Other Current Assets [Line Items]
Non revolving short term loan maximum lending capacity		$ 1	$ 1.3